Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date		rr_ProspectusDate	Jul. 29, 2015
Goldman Sachs Emerging Markets Debt Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Goldman Sachs Emerging Markets Debt Fund—Summary
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Goldman Sachs Emerging Markets Debt Fund (the “Fund”) seeks a high level of total return consisting of income and capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 66 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-124 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 29, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2015 was 113% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	113.00%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 66 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-124 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	The “Other Expenses” for Class R6 Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

			The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Class IR and/or Class R6 Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Class IR and/or Class R6 Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Strategy [Heading]		rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in sovereign and corporate debt securities and other instruments of issuers in emerging market countries. Such instruments may include credit linked notes and other investments with similar economic exposures.

The Fund’s portfolio managers seek to build a portfolio across the emerging markets debt market consistent with the Fund’s overall risk budget and the views of the Investment Adviser’s Global Fixed Income top-down teams. As market conditions change, the volatility and attractiveness of sectors, securities and strategies can change as well. To optimize the Fund’s risk/return potential within its long-term risk budget, the portfolio managers may dynamically adjust the mix of top-down and bottom-up strategies in the Fund’s portfolio.

The Fund may invest in all types of foreign and emerging country fixed income securities, including the following:
  Debt issued by governments, their agencies and instrumentalities, or by their central banks, including Brady Bonds;
  Interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by emerging country issuers;
  Fixed and floating rate, senior and subordinated corporate debt obligations (such as bonds, debentures, notes and commercial paper);
  Loan participations; and
  Repurchase agreements with respect to the foregoing.
Foreign securities include securities of issuers located outside the U.S. or securities quoted or denominated in a currency other than the U.S. Dollar.

The Fund intends to use structured securities or derivatives, including but not limited to credit linked notes, financial future contracts, forward contracts and swap contracts to gain exposure to certain countries or currencies.

The Fund may invest in securities without regard to credit rating. The countries in which the Fund invests may have sovereign ratings that are below investment grade or are unrated. Moreover, to the extent the Fund invests in corporate or other privately issued debt obligations, many of the issuers of such obligations will be smaller companies with stock market capitalizations of $1 billion or less at the time of investment. Securities of these issuers may be rated below investment grade (so-called “high yield” or “junk” bonds) or unrated. Although a majority of the Fund’s assets may be denominated in U.S. Dollars, the Fund may invest in securities denominated in any currency and may be subject to the risk of adverse currency fluctuations.

For purposes of the Fund’s policy to invest at least 80% of its Net Assets in securities and instruments of issuers in “emerging market countries”, such countries include but are not limited to those considered to be developing by the World Bank. Generally, the Investment Adviser has broad discretion to identify other countries that it considers to qualify as emerging markets countries. The majority of these countries are likely to be located in Africa, Asia, the Middle East, Eastern and Central Europe and Central and South America. Sovereign debt consists of debt securities issued by governments or any of their agencies, political subdivisions or instrumentalities. Sovereign debt may also include nominal and real inflation-linked securities. In determining whether an issuer of corporate debt is in an emerging market country, the Investment Adviser will ordinarily do so by identifying the issuer’s “country of risk.” The issuer’s “country of risk” is determined based on a number of criteria, including its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency. Although the Investment Adviser will generally rely on an issuer’s “country of risk” as determined by Bloomberg, it is not required to do so.

The Fund’s target duration range under normal interest rate conditions is expected to approximate that of the J.P. Morgan Emerging Markets Bond Index (EMBISM) Global Diversified (Gross, USD, Unhedged) Index, plus or minus 2 years, and over the last ten years ended June 30, 2015, the duration of this Index has ranged between 5.66 and 7.17 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.

The Fund’s benchmark index is the J.P. Morgan Emerging Markets Bond Index (EMBISM) Global Diversified (Gross, USD, Unhedged) Index.

			THE FUND IS NON-DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE “INVESTMENT COMPANY ACT”), AND MAY INVEST MORE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED MUTUAL FUNDS.
Risk [Heading]		rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.
  Credit/Default Risk.  An issuer or guarantor of fixed income securities or instruments held by the Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in net asset value (“NAV”). These risks are more pronounced in connection with the Fund’s investments in non-investment grade fixed income securities.
  Derivatives Risk.  Loss may result from the Fund’s investments in futures, forwards, swaps, structured securities (e.g., credit linked notes) and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations.
  Foreign and Emerging Countries Risk.  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, sanctions, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. The Fund also invests in securities of issuers located in emerging countries, where these risks may be more pronounced.
  Interest Rate Risk.  When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments.
  Large Shareholder Transactions Risk.  The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
  Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
  Non-Diversification Risk.  The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
  Non-Investment Grade Fixed Income Securities Risk.  Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity.
  Sovereign Default Risk.  An issuer of non-U.S. sovereign debt held by the Fund or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due. This may result from political or social factors, the general economic environment of a country, levels of foreign debt or foreign currency exchange rates.

Risk Lose Money [Text]		rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus
  Non-Diversification Risk.  The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Class IR and Class R6 Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

			The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Class IR and Class R6 Shares compare to those of a broad-based securities market index.
Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	Class R6 Shares commenced operations on July 31, 2015.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.gsamfunds.com/performance
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	TOTAL RETURN CALENDAR YEAR (CLASS A)
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	The total return for Class A Shares for the six month period ended June 30, 2015 was 0.84%. Best Quarter Q2 ‘09 +16.16% Worst Quarter Q4 ‘08 –13.18%
Performance Table Heading		rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2014
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional and Class IR Shares, and returns for Class R6 Shares (which are offered exclusively to employee benefit plans), will vary.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional and Class IR Shares, and returns for Class R6 Shares (which are offered exclusively to employee benefit plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Emerging Markets Debt Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	[2]	rr_RedemptionFeeOverRedemption	2.00%
Management Fees		rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees		rr_Component1OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.20%
Other Expenses	[3]	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.25%
Expense Limitation	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses	[5]	rr_NetExpensesOverAssets	1.24%
1 Year		rr_ExpenseExampleYear01	$ 571
3 Years		rr_ExpenseExampleYear03	828
5 Years		rr_ExpenseExampleYear05	1,104
10 Years		rr_ExpenseExampleYear10	$ 1,892
2005		rr_AnnualReturn2005	15.39%
2006		rr_AnnualReturn2006	11.07%
2007		rr_AnnualReturn2007	5.36%
2008		rr_AnnualReturn2008	(19.59%)
2009		rr_AnnualReturn2009	40.27%
2010		rr_AnnualReturn2010	13.51%
2011		rr_AnnualReturn2011	6.58%
2012		rr_AnnualReturn2012	19.26%
2013		rr_AnnualReturn2013	(6.26%)
2014		rr_AnnualReturn2014	6.18%
Year to Date Return, Label		rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	0.84%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	16.16%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(13.18%)
1 Year		rr_AverageAnnualReturnYear01	1.41%
5 Years		rr_AverageAnnualReturnYear05	6.54%
10 Years		rr_AverageAnnualReturnYear10	7.64%
Since Inception		rr_AverageAnnualReturnSinceInception	8.80%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 29, 2003
Goldman Sachs Emerging Markets Debt Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	[2]	rr_RedemptionFeeOverRedemption	2.00%
Management Fees		rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.20%
Other Expenses	[3]	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.00%
Expense Limitation	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses	[5]	rr_NetExpensesOverAssets	1.99%
1 Year		rr_ExpenseExampleYear01	$ 302
3 Years		rr_ExpenseExampleYear03	626
5 Years		rr_ExpenseExampleYear05	1,077
10 Years		rr_ExpenseExampleYear10	2,326
1 Year		rr_ExpenseExampleNoRedemptionYear01	202
3 Years		rr_ExpenseExampleNoRedemptionYear03	626
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,077
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,326
1 Year		rr_AverageAnnualReturnYear01	4.45%
5 Years		rr_AverageAnnualReturnYear05	6.73%
10 Years		rr_AverageAnnualReturnYear10
Since Inception		rr_AverageAnnualReturnSinceInception	6.49%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 29, 2006
Goldman Sachs Emerging Markets Debt Fund | Institutional
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	[2]	rr_RedemptionFeeOverRedemption	2.00%
Management Fees		rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Service Fees		rr_Component1OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.11%
Other Expenses	[3]	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.91%
Expense Limitation	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses	[5]	rr_NetExpensesOverAssets	0.90%
1 Year		rr_ExpenseExampleYear01	$ 92
3 Years		rr_ExpenseExampleYear03	289
5 Years		rr_ExpenseExampleYear05	503
10 Years		rr_ExpenseExampleYear10	$ 1,119
1 Year		rr_AverageAnnualReturnYear01	6.63%
5 Years		rr_AverageAnnualReturnYear05	7.90%
10 Years		rr_AverageAnnualReturnYear10	8.52%
Since Inception		rr_AverageAnnualReturnSinceInception	9.64%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 29, 2003
Goldman Sachs Emerging Markets Debt Fund | Class IR
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	[2]	rr_RedemptionFeeOverRedemption	2.00%
Management Fees		rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Service Fees		rr_Component1OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.20%
Other Expenses	[3]	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.00%
Expense Limitation	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses	[5]	rr_NetExpensesOverAssets	0.99%
1 Year		rr_ExpenseExampleYear01	$ 101
3 Years		rr_ExpenseExampleYear03	317
5 Years		rr_ExpenseExampleYear05	551
10 Years		rr_ExpenseExampleYear10	$ 1,224
1 Year		rr_AverageAnnualReturnYear01	6.53%
5 Years		rr_AverageAnnualReturnYear05
10 Years		rr_AverageAnnualReturnYear10
Since Inception		rr_AverageAnnualReturnSinceInception	6.26%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
Goldman Sachs Emerging Markets Debt Fund | Class R6
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	[2]	rr_RedemptionFeeOverRedemption	2.00%
Management Fees		rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Service Fees		rr_Component1OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.09%
Other Expenses	[3]	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.89%
Expense Limitation	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses	[5]	rr_NetExpensesOverAssets	0.88%
1 Year		rr_ExpenseExampleYear01	$ 89
3 Years		rr_ExpenseExampleYear03	282
5 Years		rr_ExpenseExampleYear05	491
10 Years		rr_ExpenseExampleYear10	$ 1,095
1 Year	[6]	rr_AverageAnnualReturnYear01	6.63%
5 Years	[6]	rr_AverageAnnualReturnYear05	7.90%
10 Years	[6]	rr_AverageAnnualReturnYear10	8.52%
Since Inception	[6]	rr_AverageAnnualReturnSinceInception	9.64%
Inception Date	[6]	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015
Goldman Sachs Emerging Markets Debt Fund | Returns After Taxes on Distributions | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(0.29%)
5 Years		rr_AverageAnnualReturnYear05	4.32%
10 Years		rr_AverageAnnualReturnYear10	5.18%
Since Inception		rr_AverageAnnualReturnSinceInception	6.20%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 29, 2003
Goldman Sachs Emerging Markets Debt Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	0.89%
5 Years		rr_AverageAnnualReturnYear05	4.27%
10 Years		rr_AverageAnnualReturnYear10	5.05%
Since Inception		rr_AverageAnnualReturnSinceInception	5.96%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 29, 2003
Goldman Sachs Emerging Markets Debt Fund | J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified (Gross, USD, Unhedged) Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	7.43%
5 Years		rr_AverageAnnualReturnYear05	7.56%
10 Years		rr_AverageAnnualReturnYear10	7.77%
Since Inception		rr_AverageAnnualReturnSinceInception	8.55%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 29, 2003
Goldman Sachs Emerging Markets Debt Fund | J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified (Gross, USD, Unhedged) Index (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	7.43%
5 Years		rr_AverageAnnualReturnYear05	7.56%
10 Years		rr_AverageAnnualReturnYear10
Since Inception		rr_AverageAnnualReturnSinceInception	7.46%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 29, 2006
Goldman Sachs Emerging Markets Debt Fund | J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified (Gross, USD, Unhedged) Index (reflects no deduction for fees, expenses or taxes) | Institutional
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	7.43%
5 Years		rr_AverageAnnualReturnYear05	7.56%
10 Years		rr_AverageAnnualReturnYear10	7.77%
Since Inception		rr_AverageAnnualReturnSinceInception	8.55%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 29, 2003
Goldman Sachs Emerging Markets Debt Fund | J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified (Gross, USD, Unhedged) Index (reflects no deduction for fees, expenses or taxes) | Class IR
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	7.43%
5 Years		rr_AverageAnnualReturnYear05
10 Years		rr_AverageAnnualReturnYear10
Since Inception		rr_AverageAnnualReturnSinceInception	6.31%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
Goldman Sachs Emerging Markets Debt Fund | J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified (Gross, USD, Unhedged) Index (reflects no deduction for fees, expenses or taxes) | Class R6
Risk/Return:		rr_RiskReturnAbstract
1 Year	[6]	rr_AverageAnnualReturnYear01	7.43%
5 Years	[6]	rr_AverageAnnualReturnYear05	7.56%
10 Years	[6]	rr_AverageAnnualReturnYear10	7.77%
Since Inception	[6]	rr_AverageAnnualReturnSinceInception	8.55%
Inception Date	[6]	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015

[1]	A contingent deferred sales charge (“CDSC”) of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	(as a percentage of amount redeemed, imposed on the redemption of shares held for 30 calendar days or less)
[3]	The “Other Expenses” for Class R6 Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[4]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification, and extraordinary expenses) to 0.054% of the Fund's average daily net assets through at least July 29, 2016, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
[5]	After Expense Limitation
[6]	Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of the Class R6 Shares is that of the Institutional Shares. Performance prior to July 31, 2015 has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had similar returns (because these share classes represent interests in the same portfolio of securities) that differed only to the extent that Class R6 Shares and Institutional Shares have different expenses.